Credit risk (Tables)	12 Months Ended
Dec. 31, 2024
Credit risk
Schedule of gross carrying amounts of loans to customers
2024
ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Trade receivable	12,568	-	-	12,568

Loans receivable	-	-	-	-
Accrued interest	-	-	-	-
Gross loans receivable	-	-	-	-
Credit impairment losses	-	-	-	-
Carrying amount	12,568	-	-	12,568

	2023
	ECL staging
	Stage 1	Stage 2	Stage 3
	Lifetime ECL	Lifetime ECL	Lifetime ECL	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Loans receivable	-	-	248,350	248,350
Accrued interest	-	-	157,726	157,726
Gross loans receivable	-	-	406,076	406,076
Credit impairment losses	-	-	(212,394)	(212,394)
Carrying amount	-	-	193,682	193,682